UNAUDITED INTERIM CONDENSED CONSOLDIATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Allowance for doubtful accounts receivable	$ 53,815	$ 6,617
Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	47,147,804	42,661,228	38,000,663
Common stock, shares outstanding	47,147,804	42,661,228	38,000,663
Class A Convertible Preferred Stock [Member]
Equity:
Preferred stock, shares issued	6,750,000	6,750,000	6,750,000
Preferred stock, shares outstanding	6,750,000	6,750,000	6,750,000
Class B Convertible Preferred Stock [Member]
Equity:
Preferred stock, shares issued	70,000	70,000	250,000
Preferred stock, shares outstanding	70,000	70,000	250,000